Long-term Debt and Other Borrowing Arrangements (Tables)	12 Months Ended
Oct. 29, 2017
Long-term Debt and Other Borrowing Arrangements
Schedule of long-term debt

(in thousands)	October 29, 2017	October 30, 2016
Senior unsecured notes, with interest at 4.125%, interest due semi-annually through April 2021 maturity date	$ 250,000	$ 250,000

Less: current maturities	–	–

Total	$ 250,000	$ 250,000

Schedule of interest paid
(in millions)
2017	$ 12.7
2016	12.9
2015	13.1